Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 59,337	$ 9,307	¥ 6,939
Right-of-use assets	22,821	3,579	929
Other non-current assets	18,806	2,950	19,860
Intangible assets	560	88	342
Total non-current assets	101,524	15,924	28,070
Current assets
Other receivable and prepayments	47,255	7,412	33,655
Financial assets at fair value through profit or loss			13,068
Cash and cash equivalents	1,706,880	267,716	1,010,076
Total current assets	1,754,135	275,128	1,056,799
Total assets	1,855,659	291,052	1,084,869
Non-current liabilities
Lease liabilities	163	26	309
Financial instruments with preferred rights			2,071,508
Deferred income	5,000	784
Total non-current liabilities	5,163	810	2,071,817
Current liabilities
Trade payables	81,195	12,735	24,638
Other payables and accruals	32,840	5,152	12,755
Lease liabilities	630	98	604
Total current liabilities	114,665	17,985	37,997
Total liabilities	119,828	18,795	2,109,814
Net (liabilities)/assets	1,735,800	272,257	(1,024,945)
SHAREHOLDERS' (DEFICIT)/EQUITY
Share capital	66	10	24
Share premium	4,094,434	642,194	41,466
Treasury shares	(1,164)	(183)	(3)
Share-based compensation reserves	61,904	9,709	6,602
Other reserves	(41,244)	(6,469)	(1,693)
Accumulated losses	(2,378,165)	(373,004)	(1,071,341)
Total shareholders' (deficit)/equity	1,735,831	272,257	(1,024,945)
Total liabilities and shareholders' (deficit)/equity	¥ 1,855,659	$ 291,052	¥ 1,084,869